UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-22488

BLACKSTONE LONG-SHORT CREDIT INCOME FUND

(Exact Name of the Registrant as Specified in Charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of Principal Executive Office& – Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it will redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of Blackstone Long-Short Credit Income Fund (“Fund”) to be Redeemed:

Series A Mandatory Redeemable Preferred Shares (CUSIP — 09258*126), each with a liquidation preference of $1,000 per share (the “Series A Shares”).

(2)	Date(s) on Which the Securities may be Redeemed:

The date fixed for redemption is July 27, 2023.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The Series A Shares are being redeemed pursuant to Section 3(a)(i) of the Supplement to Amended and Restated Agreement and Declaration of Trust dated July 27, 2016 of the Series A Shares.

(4)	Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund will redeem 100% (20,000) of the outstanding Series A Shares.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of New York and the State of New York on this 26th day of June, 2023.

BLACKSTONE LONG-SHORT CREDIT INCOME FUND

By:	/s/ William Renahan
Name: William Renahan
Title: Chief Compliance Officer